Taxes - Schedule of Net Operating Loss Carryforwards will Expire (Details) $ in Thousands	Sep. 30, 2025 USD ($)
Operating Loss Carry Forwards Within One Year [Member]
Schedule of Net Operating Loss Carryforwards will Expire [Line Items]
Total	$ 4,769,719
Operating Loss Carry Forwards Within Two Years [Member]
Schedule of Net Operating Loss Carryforwards will Expire [Line Items]
Total	14,305,789
Operating Loss Carry Forwards Within Three Years [Member]
Schedule of Net Operating Loss Carryforwards will Expire [Line Items]
Total	3,525,700
Operating Loss Carry Forwards Within Four Years [Member]
Schedule of Net Operating Loss Carryforwards will Expire [Line Items]
Total	7,287,564
Operating Loss Carry Forwards Within Five Years [Member]
Schedule of Net Operating Loss Carryforwards will Expire [Line Items]
Total	2,389,702
Operating Loss Carry Forwards [Member]
Schedule of Net Operating Loss Carryforwards will Expire [Line Items]
Total	$ 32,278,474